Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	₩ 11,154,180	₩ 11,975,659
Non-current assets	22,508,365	22,656,555
Current liabilities	9,192,472	10,148,054
Non-current liabilities	8,918,640	9,343,476
Operating revenue	24,440,647	24,899,189	₩ 23,436,050
Profit (loss) for the year	746,256	695,868	719,412
Other comprehensive income(loss)	23,255	172,338	(54,628)
Total comprehensive income(loss)	769,511	868,206	₩ 664,784
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	107,652	113,233
Non-current assets	402,812	378,691
Operating revenue	54,473	70,577
Profit (loss) for the year	36,615	53,867
Other comprehensive income(loss)	9,647	6,132
Total comprehensive income(loss)	46,262	59,999
Dividends received from associates	9,241	4,280
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	32,379	28,200
Operating revenue	6,551	1,694
Profit (loss) for the year	4,179	779
Total comprehensive income(loss)	4,179	779
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		3
Non-current assets		267
Operating revenue		56
Profit (loss) for the year		55
Total comprehensive income(loss)		55
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	4,255,620	2,480,065
Non-current assets	74,193	78,566
Current liabilities	3,752,838	2,350,375
Non-current liabilities	88,155	3,784
Operating revenue	80,301	92,720
Profit (loss) for the year	(105,374)	(100,773)
Other comprehensive income(loss)	(1,126)	(23)
Total comprehensive income(loss)	(106,500)	₩ (100,796)
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	315,886
Non-current assets	125,619
Current liabilities	80,615
Non-current liabilities	59,324
Operating revenue	195,311
Profit (loss) for the year	(642)
Other comprehensive income(loss)	11,573
Total comprehensive income(loss)	₩ 10,931